INTANGIBLE ASSETS, NET (Schedule of amortization of intangible assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 4,952	$ 2,577	$ 4,588
Cost of revenues
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	2,030	316	1,951
Selling and marketing
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	2,918	2,257	2,629
General and administrative
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 4	$ 4	$ 8